CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (14,225,913)	$ 4,060,160	$ 5,101,828
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	96,212	84,249	119,461
Amortization	959,589	397,744	84,068
Amortization of other income from deferred grant
Gain on short term investment	(165,713)
Provision for doubtful accounts	2,289,741	193,980	15,250
Long live assets impairment
Loss on disposal of equipment			305
Deferred taxes expense	124,058	197,892	356,092
Amortization of ROU	84,969
Long-live assets impairment	3,692,047
Stock-base compensations for consulting service	140,467
Provision for warranty reserve	14,354
Change in operating assets and liabilities
Accounts receivable	(4,353,510)	(1,666,678)	1,352,268
Other receivables	(181)	(47,206)	16,564
Prepayments	931,439	(1,276,881)	30,575
Long-term deposits	(64,470)	(20,154)	58,263
Accounts payable	3,916,913	(650,176)	(90,441)
Deferred revenue	(400,876)	193,707	(781,716)
Other payables and accrued liabilities	281,318	(74,769)	(63,302)
Interest payable- related party	(580,667)
Operating lease liability	(96,478)
Taxes payable	(182,534)	138,830	122,012
Net cash provided by (used in) operating activities	(7,539,235)	1,530,698	6,321,227
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(109,529)	(105,391)	(95,082)
Purchase of software	(10,124)	(1,366,411)
Payments for construction in progress			(471,810)
Costs to obtain and develop software	(2,027,908)	(1,770,762)	(1,487,391)
Proceeds from sales of equipment			539
Purchase of short-term investment	(15,000,000)
Proceeds for sale of short-term investment	8,073,774		16,380
Payment for Qishuo acquisition net of cash acquired	(1,289,465)
Net cash used in investing activities	(10,363,252)	(3,242,564)	(2,037,364)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in initial public offering	22,846,983
Payments of offering costs	(1,382,040)	(233,382)	(382,690)
Proceeds from bank loans	4,650,576	2,896,792	2,895,152
Repayment for bank loans	(3,178,592)	(2,896,792)	(2,895,152)
Repayment for short term loan - related party			(1,273,867)
Payment of acquisition of noncontrolling interest			(1,789,204)
Proceed from IPO placed in escrow	(600,000)
Net cash (used in) provided by financing activities	22,336,927	(233,382)	(3,445,761)
EFFECT OF EXCHANGE RATE CHANGES	176,449	118,354	(40,048)
NET CHANGE IN CASH	4,610,889	(1,826,894)	798,054
CASH, beginning of year	1,682,526	3,509,420	2,711,366
CASH, end of year	6,293,415	1,682,526	3,509,420
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	124,811	60,518	251,083
Cash paid for interest	285,003	209,821	377,937
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Deferred initial offering costs net against additional paid-in capital	667,698
Purchase of equipment with prepayment		17,705
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 374,162